Warranty Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warranty Obligation [Roll Forward]
Beginning Balance	$ 42.2	$ 41.7
Provision charged to income	66.2	54.4
Usage	(59.3)	(55.1)
Acquisitions		3.0
Adjustments to previously provided warranties, net	0.1	(1.2)
Other, net	(0.5)	(0.6)
Ending Balance	$ 48.7	$ 42.2